CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated other Comprehensive Losses [Member]	Statutory Reserve [Member]	Retained Earnings/(Accumulated Losses) [Member]	Total
Beginning Balance at Jun. 30, 2019	$ 1,984	$ 211,934,432	$ (23,733,291)	$ 4,687,085	$ 21,560,152	$ 214,450,362
Beginning Balance, shares at Jun. 30, 2019	19,837,642
Net loss	$ 0	0	0	0	(12,002,940)	(12,002,940)
Foreign currency translation adjustment	0	0	(6,102,745)	0	0	(6,102,745)
Ending Balance at Jun. 30, 2020	$ 1,984	211,934,432	(29,836,036)	4,687,085	9,557,212	196,344,677
Ending Balance, Shares at Jun. 30, 2020	19,837,642
Net loss	$ 0	0	0	0	(216,505,881)	(216,505,881)
Foreign currency translation adjustment	0	0	17,508,783	0	0	$ 17,508,783
Ending Balance at Jun. 30, 2021	$ 1,984	$ 211,934,432	$ (12,327,253)	$ 4,687,085	$ (206,948,669)
Ending Balance, Shares at Jun. 30, 2021	19,837,642